Income Taxes, Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation [Abstract]
U.S. federal corporate statutory rate	21.00%	21.00%	35.00%
State and local taxes, less federal tax benefit	1.40%	0.30%	3.10%
U.S. deferred change due to U.S. tax law change	0.00%	4.30%	79.50%
Net effects of foreign tax rate differential	1.30%	2.20%	6.20%
Sale of subsidiary	0.00%	0.30%	(4.60%)
Repatriation cost	0.00%	(0.50%)	3.80%
U.S. transition tax toll charge net of FTC	0.00%	(3.70%)	(56.20%)
Global Intangible Low-Tax Income ("GILTI")	(2.50%)	3.40%	0.00%
ASC 740-30 (formerly APB 23)	1.20%	(1.00%)	61.20%
Valuation allowance changes	(2.50%)	(1.20%)	(1.10%)
Uncertain tax positions	0.40%	0.10%	1.90%
Equity compensation	(9.10%)	(3.00%)	(9.20%)
Nondeductible foreign interest expense	0.00%	1.70%	(3.00%)
Capital gain	3.00%	0.00%	0.00%
Nondeductible acquisition costs	3.50%	0.10%	(1.00%)
Other, net	(1.00%)	(1.10%)	0.70%
Effective income tax rate	16.70%	22.90%	116.30%